Organization and Business Operation	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Organization and Business Operation [Abstract]
Organization and Business Operation

Note 1 — Organization and Business Operation

Description of business

Estrella Immunopharma, Inc., a Delaware corporation, is a preclinical-stage biopharmaceutical company developing T-cell therapies with the capacity to cure patients with blood cancers and solid tumors.

As further discussed below and in Note 3, on September 29, 2023 (the “Closing Date”), Estrella Biopharma, Inc. (“Estrella”) and TradeUP Acquisition Corp. (“UPTD”) consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of September 30, 2022 (the “Merger Agreement”), by and among UPTD, Tradeup Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of UPTD (“Merger Sub”), and the Company. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Estrella, with Estrella surviving as a wholly-owned subsidiary of UPTD. Upon closing of the Business Combination (the “Closing”), UPTD changed its corporate name to Estrella Immunopharma, Inc. (“New Estrella” or the “Company”).

Estrella was incorporated in the State of Delaware on March 30, 2022 by Eureka Therapeutics, Inc. (“Eureka”), which was incorporated in California in February 2006 and reincorporated in Delaware in March 2018 and is the predecessor of Estrella. Estrella’s fiscal year end is June 30, and the Company’s fiscal year end changed from December 31 to June 30 effective as of the Closing Date.

On June 28, 2022, pursuant to a Contribution Agreement between Estrella and Eureka (the “Contribution Agreement”), Eureka contributed certain assets (the “Assets”) related to T-cell therapies targeting CD19 and CD22, proteins expressed on the surface of almost all B-cell leukemias and lymphomas, in exchange for 105,000,000 shares of Estrella’s Series AA Preferred Stock (the “Separation”).

As part of the Separation, Estrella entered into a License Agreement (the “License Agreement”) with Eureka and Eureka Therapeutics (Cayman) Ltd. (“Eureka Cayman”), an affiliate of Eureka, and a Services Agreement (the “Services Agreement”) with Eureka, and Eureka contributed and assigned the Collaboration Agreement between Eureka and Imugene Limited (“Imugene”) (the “Collaboration Agreement”) to Estrella. The License Agreement grants the Company an exclusive license to develop CD19 and CD22 targeted T-cell therapies using Eureka’s ARTEMIS® platform. Under the Services Agreement, Eureka has agreed to perform certain services for the Company in connection with the development of the Company’s product candidates, EB103 and EB104. EB103, which is a T-cell therapy also called “CD19-Redirected ARTEMIS® T-Cell Therapy,” utilizes Eureka’s ARTEMIS® technology to target CD19. The Company is also developing EB104, a T-cell therapy also called “CD19/22 Dual-Targeting ARTEMIS® T-Cell Therapy.” Like EB103, EB104 utilizes Eureka’s ARTEMIS® technology to target not only CD19, but also CD22. The Collaboration Agreement establishes the partnership between the Company and Imugene related to development of solid tumor treatments using Imugene’s product candidate (“CF33-CD19t”) in conjunction with EB103.

The Company is in the development stage, having not yet started planned principal operations. As of September 30, 2023, the Company had devoted substantially all of its efforts toward preparing regulatory filings (including Investigational New Drug (“IND”) applications), planning preclinical studies, and building its management team. On March 2, 2023, the FDA cleared the IND for EB103, allowing Estrella to proceed with the Phase I/II Starlight-1 Clinical Trial, which the Company expects to commence in the first half of 2024.

Merger and reverse recapitalization

As described above and further discussed in Note 3, the Business Combination was consummated on September 29, 2023.

The Business Combination was accounted for as a “reverse recapitalization”. Under this method of accounting, UPTD was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Estrella issuing shares for the net assets of UPTD, accompanied by a recapitalization. The net assets of UPTD are stated at historical costs. No goodwill or other intangible assets are recorded.

Liquidity

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2023, the Company had cash of approximately $22.1 million, and accumulated deficit of approximately $14.1 million. In addition, the Company had cash held in trust account of approximately $5.1 million carried over from UPTD upon consummation of the business combination, which is payable to the UPTD’s shareholder related to redemption of public shares of UPTD’s Common Stock before business combination. For the three months ended September 30, 2023, loss from operations was approximately $1.9 million. The Company’s ability to fund its operations is dependent on the amount of cash on hand and its ability to raise debt or additional equity financing. The Company has expended substantial funds on its research and development business, has experienced losses and negative cash flows from operations since its inception and expects losses and negative cash flows from operations to continue until its technology receives regulatory approval and the Company generates sufficient revenue and positive cash flow from operations, if ever.

On September 29, 2023, the Business Combination and several concurrent financing transactions were consummated, with the Company receiving net proceeds of approximately $20.1 million, after deducting $5.07 million payable to redeem 467,122 shares of UPTD Common Stock at $10.86 per share in connection with the special meeting of UPTD stockholders related to the Business Combination held on July 31, 2023, $1.6 million for UPTD’s transaction expenses and $0.7 million for repayment of working capital loans, consisting of: (i) $9.75 million from the issuance of shares of the Company’s Operating Series A Preferred Stock immediately prior to the closing of the Business Combination ($730,000 of which was comprised of funds in the trust account delivered to the Company at the closing of the Business Combination that would have otherwise been paid to US Tiger Securities, Inc. as a deferred underwriting fee in connection with UPTD’s IPO); (ii) $0.3 million from the issuance of an unsecured promissory note by us to a third party investor; (iii) $3.06 million from the funds held in UPTD’s trust account; and (iv) $10 million from the PIPE investors pursuant to the Subscription Agreements.

On April 20, 2023, UPTD entered into the Common Stock Purchase Agreement and the White Lion RRA with White Lion. Subsequently, on April 26, 2023, UPTD and White Lion entered into an amendment to the Common Stock Purchase Agreement. Pursuant to the Common Stock Purchase Agreement, following the Closing, New Estrella will have the right, but not the obligation, to require White Lion to purchase, from time to time up to $50,000,000 in aggregate gross purchase price of newly issued shares of Common Stock (the “Equity Line Shares”), subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement as further described in Note 8.

On October 10, 2023, the Company used a portion of the net proceeds from the Business Combination to pay $8.3 million due to Eureka under the Services Agreement and approximately $0.9 million aggregate amount due to Eureka under the License Agreement, comprised of the outstanding portion of the upfront fee as well as a milestone payment in connection with the submission of the IND application for EB103. The Company intends to devote the remaining net proceeds from the Business Combination to the preclinical and clinical development of the Company’s product candidates and the public company compliance costs.

The Company’s future operations are highly dependent on a combination of factors, including but not necessarily limited to (1) the success of our research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) our ability to manage growth of the organization; (5) our ability to protect our technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of our product candidates.

However, management believes that the Company has sufficient funds and available credit line to meet its working capital requirements and debt obligations, for at least the next 12 months from the filing date of these unaudited condensed consolidated financial statements.

Estrella Biopharma, Inc. (as used in the Notes to Financial Statements section, the “Company” or “Estrella”) was incorporated in the State of Delaware on March 30, 2022 by Eureka Therapeutics, Inc. (“Eureka”), which was incorporated in California in February 2006 and reincorporated in Delaware in March 2018 and is the predecessor of the Company. The Company’s fiscal year end is June 30. On June 28, 2022, pursuant to a Contribution Agreement between the Company and Eureka (the “Contribution Agreement”), Eureka contributed certain assets (the “Assets”) related to T-cell therapies targeting CD19 and CD22, proteins expressed on the surface of almost all B-cell leukemias and lymphomas, in exchange for 105,000,000 shares of the Company’s Series AA Preferred Stock (the “Separation”). See Note 2, Basis of Presentation.

As part of the Separation, the Company entered into a License Agreement (the “License Agreement”) with Eureka and Eureka Therapeutics (Cayman) Ltd. (“Eureka Cayman”), an affiliate of Eureka, and a Services Agreement (the “Services Agreement”) with Eureka, and Eureka contributed and assigned the Collaboration Agreement between Eureka and Imugene Limited (“Imugene”) (the “Collaboration Agreement”) to the Company. The License Agreement grants Estrella an exclusive license to develop CD19 and CD22 targeted T-cell therapies using Eureka’s ARTEMIS® platform. Under the Services Agreement, Eureka has agreed to perform certain services for the Company in connection with the development of the Company’s product candidates, EB103 and EB104. EB103, which is a T-cell therapy also called “CD19-Redirected ARTEMIS® T-Cell Therapy,” utilizes Eureka’s ARTEMIS® technology to target CD19. Estrella is also developing EB104, a T-cell therapy also called “CD19/22 Dual-Targeting ARTEMIS® T-Cell Therapy.” Like EB103, EB104 utilizes Eureka’s ARTEMIS® technology to target not only CD19, but also CD22. The Collaboration Agreement establishes the partnership between the Company and Imugene related to development of solid tumor treatments using Imugene’s product candidate (“CF33-CD19t”) in conjunction with EB103.

The Company is a preclinical-stage biopharmaceutical company developing T-cell therapies with the capacity to cure patients with blood cancers and solid tumors.

The Company is in the development stage, having not yet started planned principal operations. For the year ended June 30, 2023, the Company has been devoting substantially all of its efforts toward preparing for drafting regulatory filings (including the Investigational New Drug (“IND”) applications), planning preclinical studies, and building its management team. On March 2, 2023, the FDA cleared the IND for EB103, allowing Estrella to proceed with the Phase I/II Starlight-1 Clinical Trial, which Estrella expects to commence in the first half of 2024.

On June 29, 2022, the Company entered into a letter of intent with TradeUP Acquisition Corp. (“UPTD”) in contemplation of a potential business combination. UPTD was a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses. On September 30, 2022, the Company entered into the Agreement and Plan of Merger (the “Merger Agreement”) with UPTD and Tradeup Merger Sub Inc. (“Merger Sub”), pursuant to which Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of UPTD (the “Merger”). Each share of Series A Preferred Stock and Series AA Preferred Stock of the Company that is issued and outstanding immediately prior to the effective time of the Merger automatically converted into a number of shares of common stock of the Company in accordance with the certificate of incorporation of the Company in effect immediately prior to the effective time of the Merger. The Company is the accounting acquirer and, as such, the business combination is accounted for as a “reverse recapitalization” (“reverse merger”) because it is a capital transaction involving the issuance of stock by UPTD for the stock of the Company. In addition, the unvested Common Stock of the Company from early-exercised stock options became immediately vested upon Closing and each such holder was entitled to receive the merger consideration payable or issuable to a holder pursuant to the terms and conditions of the Merger Agreement. Consummation of the Merger was subject to the satisfaction or waiver by the respective parties of a number of conditions, including the approval of the Merger Agreement and the Merger by UPTD’s stockholders. In addition, the Merger Agreement contained a closing condition for the completion of transaction financing (the “Merger Financing”) of at least $20,000,000 by UPTD or the Company, including equity financing of no less than $15,000,000 (excluding equity-linked securities such as convertible debt or debt plus warrants) and debt or equity-linked financing of no more than $5,000,000, on terms acceptable to the Company.

Consummation of the business combination was subject to the satisfaction or waiver by the respective parties of a number of conditions, including 1) the approval of the Agreement and Plan of Merger and the business combination by UPTD’s stockholders and there being at least a $20.0 million Available Combined Cash Amount (as that term is defined in the Agreement and Plan of Merger) at the closing of the business combination, and 2) the net tangible assets upon the consummation with the Merger no less than $5,000,0001. On September 29, 2023, the Company closed the previously announced Business Combination with UPTD. (See Note 12 — subsequent events).

Liquidity and Going Concern

The accompanying financial statements have been prepared on a basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of June 30, 2023, the Company had cash of approximately $2.5 million, and accumulated deficit of approximately $12.2 million. For the year ended June 30, 2023, loss from operations was approximately $11.1 million. The Company’s ability to fund its operations is dependent on the amount of cash on hand and its ability to raise debt or additional equity financing. The Company has expended substantial funds on its research and development business, has experienced losses and negative cash flows from operations since its inception and expects losses and negative cash flows from operations to continue until its technology receives regulatory approval and the Company generates sufficient revenue and positive cash flow from operations, if ever.

As a result of these conditions, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date that these financial statements are issued. After the completion of the Business Combination, the Company would expect to consummate the Estrella Series A Preferred Stock transaction with Lianhe World Limited. However, since such financing is not guaranteed and therefore, the Company might not have sufficient funding to sustain the preclinical and clinical development of our product candidates, our public company compliance costs, certain of the milestone payments under the License Agreement and payments under the Services Agreement.

The Company’s future operations are highly dependent on a combination of factors, including but not necessarily limited to (1) the success of our research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) ability to manage growth of the organization; (5) ability to protect the Company’s technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of the Company’s product candidates.

The Company plans to raise additional capital in the future in order to continue its research and development programs and fund operations. However, its ability to raise additional capital in the equity or debt markets is dependent on a number of factors, and there is no assurance that such financing will be available on acceptable terms, or at all. The market demand of the Company’s equity is subject to a number of risks and uncertainties, including but not limited to, negative economic conditions, adverse market conditions, and adverse financial results. If the Company is unable to either raise sufficient capital in the equity or debt markets, license products or rights to future products or generate revenue, it may need to restructure, or cease operations, all of which would likely have a material adverse effect on the Company.

The financial statements do not include any adjustments relating to the recoverability of the recorded assets or the classification of liabilities that may be necessary should it be determined that the Company is unable to continue as a going concern.